19. Financial instruments (Details 8) $ in Thousands, € in Millions, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Notional value
Exito Group [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives	11
Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives	19
Derivatives [Member] | Fair Value Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives	R$ 28				87
Derivatives [Member] | USD - BRL [Member] | Not Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Due date	2019
Derivatives					43
Derivatives [Member] | USD - BRL [Member] | Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value | $		$ 210
Due date	2020
Derivatives	R$ 16				33
Derivatives [Member] | Interest Rate - BRL [Member] | 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 21
Due date	2026
Derivatives	R$ 2				2
Derivatives [Member] | Interest Rate - BRL [Member] | 2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 106
Due date	2027
Derivatives	R$ 10				9
Derivatives [Member] | USD - COP [Member] | Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value | $		211
Due date	2020
Derivatives	R$ 20
Derivatives [Member] | USD - COP [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value | $		3
Due date	2022
Derivatives	R$ 1
Derivatives [Member] | Interest Rate - COP [Member] | Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value | $			$ 673,109
Due date	2020
Derivatives	R$ (1)
Derivatives [Member] | Interest Rate - COP [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Notional value | $			$ 138,440
Due date	2021
Derivatives	R$ (1)
Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives	R$ (8)
Trade Payables [Member] | USD - COP [Member] | Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value | $		$ 56
Due date	2020
Derivatives	R$ (8)
Trade Payables [Member] | EUR - COP [Member] | Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value | €				€ 2
Due date	2020
Derivatives